Expense Example, No Redemption - PIMCO Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	475	687	917	1,576	180	557	959	2,084